Employee benefits - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	$ 172.9	₨ 13,084.6	₨ 11,682.6
Fair value of plan assets	149.1	11,282.2	10,250.4
Net liability	(23.8)	(1,802.4)	(1,432.2)
Non-current assets	0.3	21.1	16.4
Non-current liabilities	(24.1)	(1,823.5)	(1,448.6)
Net liability	(23.8)	(1,802.4)	(1,432.2)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	22.3	1,689.8	1,534.0
Net liability	(22.3)	(1,689.8)	(1,534.0)
Non-current liabilities	(22.3)	(1,689.8)	(1,534.0)
Net liability	$ (22.3)	₨ (1,689.8)	₨ (1,534.0)